Schedule of revenue by product type and customer type (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rendering of services	$ 15,010	₨ 1,097,862	₨ 6,265,274	₨ 8,420,104
Air Ticketing Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rendering of services		893,039	2,609,518	3,449,265
Hotels And Packages Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rendering of services		173,397	3,601,798	4,914,420
Other Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rendering of services		₨ 31,426	₨ 53,958	₨ 56,419